Long-term Debt - Long-term Debt Rollforward (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt	$ (5,000)
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 52,355	$ 69,999		$ 11,162
Repayments of long-term debt		(17,797)		(26,162)
Amortization of deferred financing costs		360		329
Effect of movements in foreign exchange rates		(715)		897
Ending balance		52,355		69,999
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		0		73,500
Repayments of long-term debt		(15,000)
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		0		10,209
Repayments of long-term debt		(2,800)	$ (3.6)
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		$ 508	$ 0.6	$ 64